COMMITMENTS AND CONTINGENCIES (Details Textuals 1) (USD $)	12 Months Ended
Dec. 31, 2012
Employment Agreement [Line Items]
Issuance of convertible series D preferred stock	$ 7,042,000
Apex | Convertible Preferred stock | Series D Preferred Stock
Employment Agreement [Line Items]
Escrow percentage of any equity capital raised	25.00%
Equity capital raised in excess	500,000
Issuance of convertible series D preferred stock	$ 7,042,000